UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Jacobs Asset Management, L.L.C.

Address:  One Fifth Avenue
          New York, NY 10003

13F File Number: 028-11647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Sy Jacobs
Title:    Managing Member
Phone:    (212) 271-5526

Signature, Place and Date of Signing:


/s/ Sy Jacobs                  New York, NY               November  13, 2008
-------------                  ------------               ------------------
 [Signature]                   [City, State]                    [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 58

Form 13F Information Table Value Total: $281,125
                                   (thousands)

List of Other Included Managers:

No.       Form 13F File Number     Name

1.        028-11646                JAM Partners, LP

                                                     FORM 13F INFORMATION TABLE
                                                    Jacobs Asset Management, LLC

COLUMN 1                          COLUMN  2   COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6      COL 7        COLUMN 8

                                                          VALUE    SHRS OR   SH/ PUT/   INVESTMENT     OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP      (x1000)  PRN AMT   PRN CALL   DISCRETION     MNGRS  SOLE    SHARED    NONE
--------------                --------------   -----      -------  -------   --- ----   ----------     -----  ----    ------    ----
MAX CAPITAL GROUP LTD         SHS             G6052F103   5,022      216,200 SH         Shared-Defined 1                216,200
NICHOLAS FINANCIAL INC        COM NEW         65373J209   1,319      260,764 SH         Shared-Defined 1                260,764
ONEBEACON INSURANCE GROUP LT  CL A            G67742109   4,038      190,900 SH         Shared-Defined 1                190,900
AMERICAN BANCORP N J INC      COM             02407E104   5,509      534,880 SH         Shared-Defined 1                534,880
AMERICAN CAP LTD              COM             02503Y103   1,276       50,000 SH  CALL   Shared-Defined 1                 50,000
ANNALY CAP MGMT INC           COM             035710409   1,699      126,300 SH         Shared-Defined 1                126,300
ANWORTH MORTGAGE ASSET CP     COM             037347101   8,930    1,508,400 SH         Shared-Defined 1              1,508,400
AON CORP                      COM             037389103  13,038      290,000 SH         Shared-Defined 1                290,000
ASPEN INSURANCE HOLDINGS LTD  SHS             G05384105   5,766      209,660 SH         Shared-Defined 1                209,660
ASTORIA FINL CORP             COM             046265104   5,316      256,457 SH         Shared-Defined 1                256,457
AXIS CAPITAL HOLDINGS         SHS             G0692U109   5,587      176,200 SH         Shared-Defined 1                176,200
BENEFICIAL MUTUAL BANCORP IN  COM             08173R104   4,683      370,209 SH         Shared-Defined 1                370,209
BROOKLINE BANCORP INC DEL     COM             11373M107   5,819      455,000 SH         Shared-Defined 1                455,000
BROOKLYN FEDERAL BANCORP INC  COM             114039100   4,475      302,600 SH         Shared-Defined 1                302,600
CAPE BANCORP INC              COM             139209100   2,458      268,644 SH         Sole           None   268,644
CAPE BANCORP INC              COM             139209100   7,646      835,600 SH         Shared-Defined 1                835,600
CAPITAL ONE FINL CORP         COM             14040H105   5,820      114,112 SH         Shared-Defined 1                114,112
CAPSTEAD MTG CORP             COM NO PAR      14067E506   5,911      539,800 SH         Shared-Defined 1                539,800
CARE INVESTMENT TRUST INC     COM             141657106   3,416      297,525 SH         Shared-Defined 1                297,525
CENTER BANCORP INC            COM             151408101   6,005      592,200 SH         Shared-Defined 1                592,200
CENTURY BANCORP INC           CL A NON VTG    156432106   4,461      298,000 SH         Shared-Defined 1                298,000
CHUBB CORP                    COM             171232101   5,490      100,000 SH         Shared-Defined 1                100,000
CLIFTON SVGS BANCORP INC      COM             18712Q103   6,099      508,701 SH         Shared-Defined 1                508,701
ESSA BANCORP INC              COM             29667D104   1,731      124,509 SH         Sole           None   124,509
ESSA BANCORP INC              COM             29667D104   9,035      650,000 SH         Shared-Defined 1                650,000
FEDERAL TR CORP               COM             314012105      53      294,616 SH         Shared-Defined 1                294,616
FIRST AMERN CORP CALIF        COM             318522307     375       12,700 SH         Shared-Defined 1                 12,700
FIRST COMWLTH FINL CORP PA    COM             319829107   1,251       92,893 SH         Shared-Defined 1                 92,893
GOLDLEAF FINANCIAL SOLUTIONS  COM NEW         38144H208   1,224      815,838 SH         Shared-Defined 1                815,838
HATTERAS FINL CORP            COM             41902R103   4,930      212,500 SH         Shared-Defined 1                212,500
HOME FED BANCORP INC MD       COM             43710G105   5,100      400,000 SH         Shared-Defined 1                400,000
JPMORGAN & CHASE & CO         COM             46625H100  17,046      365,000 SH         Shared-Defined 1                365,000
LIBERTY BANCORP INC           COM             53017Q102   2,482      275,745 SH         Shared-Defined 1                275,745
MFA MTG INVTS INC             COM             55272X102   6,825    1,050,000 SH         Shared-Defined 1              1,050,000
MGIC INVT CORP WIS            COM             552848103   4,686      666,617 SH         Shared-Defined 1                666,617
NEWPORT BANCORP INC           COM             651754103   3,902      325,200 SH         Shared-Defined 1                325,200
NORTHEAST CMNTY BANCORP INC   COM             664112109   2,258      282,250 SH         Shared-Defined 1                282,250
ORIGEN FINL INC               COM             68619E208     371      311,385 SH         Shared-Defined 1                311,385
ORITANI FINL CORP             COM             686323106   4,329      256,900 SH         Shared-Defined 1                256,900
PLATINUM UNDERWRITER HLDGS L  COM             G7127P100   6,990      197,000 SH         Shared-Defined 1                197,000
PROVIDENT FINL HLDGS INC      COM             743868101   5,005      568,700 SH         Shared-Defined 1                568,700
ROMA FINANCIAL CORP           COM             77581P109   3,216      218,000 SH         Shared-Defined 1                218,000
SLM CORP                      COM             78442P106   1,851      150,000 SH         Shared-Defined 1                150,000
SOVEREIGN BANCORP INC         COM             845905108   3,555      900,107 SH         Shared-Defined 1                900,107
SPECIALTY UNDERWRITERS ALLIA  COM             84751T309   1,860      377,197 SH         Shared-Defined 1                377,197
STIFEL FINL CORP              COM             860630102   4,242       85,000 SH         Shared-Defined 1                 85,000
TFS FINL CORP                 COM             87240R107   8,864      708,010 SH         Shared-Defined 1                708,010
UNIONBANCAL CORP              COM             908906100  11,932      162,800 SH         Shared-Defined 1                162,800
UNITED FINANCIAL BANCORP INC  COM             91030T109   7,871      530,000 SH         Shared-Defined 1                530,000
VALIDUS HOLDINGS LTD          COM SHS         G9319H102   6,144      264,250 SH         Shared-Defined 1                264,250
VIRGINIA COMM BANCORP INC     COM             92778Q109     509       81,400 SH         Shared-Defined 1                 81,400
VIEWPOINT FINL GROUP          COM             926727108   4,447      254,141 SH         Shared-Defined 1                254,141
WATERSTONE FINANCIAL INC      COM             941888109   1,375      140,705 SH         Shared-Defined 1                140,705
WEBSTER FINL CORP CONN        COM             947890109     581       22,999 SH         Shared-Defined 1                 22,999
WHITE MTNS INS GROUP LTD      COM             G9618E107   7,420       15,796 SH         Shared-Defined 1                 15,796
WILLIS LEASE FINANCE CORP     COM             970646105   7,175      642,350 SH         Shared-Defined 1                642,350
WILLIS LEASE FINANCE CORP     COM             970646105   3,547      317,550 SH         Sole           None   317,550
ZENITH NATL INS CORP          COM             989390109   9,160      250,000 SH         Shared-Defined 1                250,000

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